Finance income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total finance income	kr 5,080	kr 65,615
Interest Incomes [Member]
IfrsStatementLineItems [Line Items]
Total finance income	5,080	21,777
Exchange Rate Gains [Member]
IfrsStatementLineItems [Line Items]
Total finance income	1,403	43,838
Total Finance Income [Member]
IfrsStatementLineItems [Line Items]
Total finance income	kr 6,483	kr 65,615